RECENT ACCOUNTING PRONOUNCEMENTS	12 Months Ended
Dec. 31, 2013
RECENT ACCOUNTING PRONOUNCEMENTS
RECENT ACCOUNTING PRONOUNCEMENTS

7.                   RECENT ACCOUNTING PRONOUNCEMENTS

In April 2013, the Financial Accounting Standards Board (“FASB”) issued an accounting standards update to provide guidance on the presentation of financial statements under the liquidation basis of accounting. This guidance addresses when and how an entity should apply the liquidation basis of accounting.  In addition, the guidance provides principles for the recognition and measurement of assets and liabilities and requirements for financial statements prepared using the liquidation basis of accounting. The standard is effective for annual periods beginning after December 15, 2013, and interim periods therein, with early adoption permitted. The Sponsor does not believe that this guidance will have a material impact to the Fund’s financial statements.

In June 2013, the FASB issued an update relating to the criteria used in defining an investment company under U.S. GAAP. It also sets forth certain measurement and disclosure requirements.   Under the new standard the typical characteristics of an investment company will be: (i) it has more than one investment and more than one investor, (ii) it has investors that are not related parties of the entity or the investment manager, (iii) it has ownership interests in the form of equity or partnership interests, and (iv) it manages substantially all of its investments on a fair value basis.  The standard also reaffirms that a non controlling interest in another investment company should be measured at fair value instead of the equity method. It also includes additional disclosure requirements for an entity to disclose the fact that it is an investment company, and to provide information about changes, if any, in its status as an investment company.   Finally, an entity will also need to include disclosures around financial support that has been provided or is contractually required to be provided to any of its investees.  The requirements of the standard are effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013, with early application prohibited.  The Sponsor is currently evaluating the standard and does not believe it will have a material impact to the Fund’s financial statements.